Shareholder Report, Average Annual Return (Details) 74300065500_Franklin Allocation VIP Fund_Class 1_TSR Annual {Class 1}		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Class 1
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class 1
Average Annual Return, Percent		12.98%	5.97%	7.58%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent		17.15%	13.15%	14.28%
Linked Allocation VIP Fund Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Linked Allocation VIP Fund Benchmark
Average Annual Return, Percent	[1]	16.33%	7.54%	9.14%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		17.88%	14.43%	14.82%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		7.30%	(0.36%)	2.01%
MSCI World ex-U.S. Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI World ex-U.S. Index-NR
Average Annual Return, Percent		31.85%	9.47%	8.55%

[1]
†	The Linked Allocation VIP Fund Index is comprised of 50% S&P 500 Index, 33.33% MSCI World ex-US Index- NR, and 16.67% Bloomberg U.S. Aggregate Index from the Fund’s inception through April 30, 2019, followed by the performance of a blended index comprised of 40% S&P 500 Index, 40% Bloomberg U.S. Aggregate Index and 20% MSCI World ex-US Index-NR thereafter.